UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust,
     800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


Master Tax-Exempt Trust

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                        Face
State                 Amount   Municipal Bonds                                                                        Value
Alabama - 2.5%     $  96,755   Alabama Special Care Facilities Financing Authority, Mobile Revenue
                               Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.96% due
                               11/15/2039 (i)                                                                   $    96,755
                      23,000   Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
                               Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.95% due
                               11/15/2039 (i)                                                                        23,000
                      20,000   Columbia, Alabama, IDB Revenue Bonds (Alabama Power Company Project), VRDN,
                               AMT, 2% due 11/01/2021 (i)                                                            20,000
                      27,765   Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds,
                               FLOATS, VRDN, Series 593, 2.07% due 2/15/2007 (i)                                     27,765
                      12,450   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                               Bonds (Presbyterian), VRDN, Series B, 2.03% due 8/15/2008 (a)(i)(j)                   12,450
                       1,000   Decatur, Alabama, IDB, Enviromental Facilities Revenue Bonds (BP Amoco Chemical
                               Company Project), VRDN, AMT, 2.03% due 11/01/2035 (i)                                  1,000
                       4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN, Series
                               2002-6009, Class A, 2.03% due 1/01/2043 (f)(i)                                         4,255
                               Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                               VRDN, Series 2002 (b)(i):
                       7,835         Class 6015, 2.04% due 2/01/2032                                                  7,835
                       3,000         Class 6016, 2.04% due 2/01/2038                                                  3,000
                       5,000   Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6, 1.99%
                               due 2/01/2040 (h)(i)                                                                   5,000
                      18,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead Corporation
                               Project), VRDN, AMT, Series B, 2.02% due 4/01/2033 (i)                                18,000
                       6,300   Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds (Mead
                               Corporation Project), VRDN, AMT, Series C, 2.02% due 11/01/2033 (i)                    6,300

Alaska - 1.2%         19,400   Alaska Industrial Development and Export Authority Revenue Bonds, ROCS,
                               Series II-R-320, 2.04% due 4/01/2034 (e)(i)                                           19,400
                       6,265   Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552, 2.03% due 6/01/2012 (f)(i)           6,265
                               Valdez, Alaska, Marine Terminal Revenue Refunding Bonds:
                      15,135         (BP Pipelines Inc. Project), VRDN, Series A, 2% due 6/01/2037 (i)               15,135
                      21,085         (BP Pipelines Inc. Project), VRDN, Series B, 2.18% due 7/01/2037 (i)            21,085
                      15,650         (BP Pipelines Inc. Project), VRDN, Series C, 2% due 7/01/2037 (i)               15,650
                      24,800         (ConocoPhillips Project), 1.80% due 6/01/2005                                   24,800
                       5,500         (ConocoPhillips Transportation Project), 1.47% due 5/01/2005                     5,500


Portfolio Abbreviations for Master Tax-Exempt Trust


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TAW        Tax Anticipation Warrants
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
UPDATES    Unit Price Demand Adjustable Tax Exempt
           Securities
VRDN       Variable Rate Demand Notes



Master Tax-Exempt Trust

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                        Face
State                 Amount   Municipal Bonds                                                                        Value
Arizona - 2.5%     $  33,000   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                               Series 83-A, 2% due 12/15/2018 (i)                                               $    33,000
                      10,000   Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS,
                               VRDN, Series 420, 2.05% due 1/01/2010 (i)                                             10,000
                               Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                      28,556         FLOATS, VRDN, AMT, Series 707, 2.09% due 12/01/2036 (i)                         28,556
                      21,344         Series A, 2.33% due 9/01/2005                                                   21,344
                      68,596         VRDN, Series B, 2.331% due 9/01/2005 (i)                                        68,596
                      54,150   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series A, 2.412%
                               due 7/01/2005                                                                         54,150
                       9,000   Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 2.39% due
                               2/04/2012 (i)                                                                          9,000

Arkansas - 2.1%        7,000   Arkansas State Development Finance Authority, Enviornmental Facilities Revenue
                               Bonds (Teris LLC Project), VRDN, AMT, 2.04% due 3/01/2021 (i)                          7,000
                               Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds,
                               VRDN (i):
                      59,835         2.331% due 9/01/2005                                                            59,835
                      57,500         FLOATS, AMT, Series 708, 2.09% due 2/01/2008                                    57,500
                      40,000   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                               (Baptist Health), VRDN, Series B, 2.02% due 12/01/2021 (f)(i)                         40,000
                      22,000   Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A, 2.09%
                               due 3/01/2007 (c)(i)                                                                  22,000
                       7,530   Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue Refunding
                               Bonds (Waterford Apartments), VRDN, AMT, 2.09% due 7/01/2032 (i)                       7,530

California - 4.7%      5,837   California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                               Series 591, 2.04% due 3/01/2014 (f)(i)                                                 5,837
                      10,900   California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                               and Electric), VRDN, AMT, Series B, 2.02% due 11/01/2026 (i)                          10,900
                      13,100   California State Department of Water Resources, Power Supply Revenue Bonds,
                               VRDN, Series C-3, 1.98% due 5/01/2022 (a)(i)                                          13,100
                      17,500   California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 2.05% due
                               7/01/2017 (i)                                                                         17,500
                       9,805   California State, GO, MERLOTS, VRDN, Series B-45, 2.03% due 10/01/2029 (i)             9,805
                      28,500   California State, GO, Refunding, Series B-2, 1.94% due 5/01/2034                      28,500
                               California State, RAN:
                     150,000         Series A, 3% due 6/30/2005                                                     150,929
                      50,000         Series B, 4.50% due 6/30/2005                                                   50,646
                      30,000   California Statewide Communities Development Authority, TRAN, Series A-1,
                               3% due 6/30/2005 (e)                                                                  30,206
                      26,620   Long Beach, California, Health Facilities Revenue Refunding Bonds (Memorial
                               Health Services), VRDN, 1.97% due 10/01/2016 (i)                                      26,620
                      30,000   Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                               Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 1.99% due
                               10/15/2038 (d)(i)                                                                     30,000
                      25,900   Los Angeles, California, S/F Home Mortgage Revenue Bonds, 2.29% due
                               10/01/2005                                                                            25,900
                      25,000   Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                       25,175
                       6,950   South Placer, California, Wastewater Authority, Wastewater Revenue Bonds, VRDN,
                               Series B, 1.97% due 11/01/2035 (b)(i)                                                  6,950

Colorado - 2.2%        7,805   Adams County, Colorado, School District Number 012, GO, ROCS, Series II-R-1045,
                               2.04% due 12/15/2022 (e)(i)                                                            7,805
                       3,230   Colorado Department of Transportation, Revenue Bonds, ROCS, Series II-R-4046,
                               2.04% due 12/15/2016 (a)(i)                                                            3,230
                      10,150   Colorado Department of Transportation, Revenue Refunding Bonds, PUTTERS, VRDN,
                               Series 318, 2.03% due 6/15/2015 (f)(i)                                                10,150
                       4,000   Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic Health
                               Initiatives), VRDN, Series B-1, 1.95% due 3/01/2023 (i)                                4,000
                       5,915   Colorado School Mines Development Corporation Revenue Bonds, VRDN, 2.04% due
                               9/01/2026 (i)                                                                          5,915
                      16,000   Colorado State, Education Loan Program, FLOATS, VRDN, Series L48J, 2.05% due
                               8/09/2005 (i)                                                                         16,000
                               Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (i):
                       9,625         Series F, 2.05% due 11/15/2025                                                   9,625
                       4,575         Series G, 2.05% due 11/15/2025                                                   4,575
                               Denver, Colorado, City and County Airport Revenue Refunding Bonds, VRDN, AMT (i):
                       5,905         MERLOTS, Series A61, 2.11% due 11/15/2012 (b)                                    5,905
                      19,000         Series C, 2.05% due 11/15/2025                                                  19,000
                      10,128   Denver, Colorado, City and County S/F Mortgage Revenue Refunding Bonds, AMT,
                               Series A, 2.383% due 10/25/2005                                                       10,128
                       6,687   El Paso County, Colorado, S/F Mortgage Revenue Refunding Bonds, Series A, 2.37%
                               due 5/25/2005                                                                          6,687
                       6,500   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                               AMT, Series B, 2.01% due 4/01/2014 (i)                                                 6,500
                      53,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN,
                               Sub-Lien, Series S-1, 1.98% due 6/01/2018 (i)                                         53,200
                      38,700   University of Colorado Hospital Authority Revenue Bonds, VRDN, Series A, 1.91%
                               due 11/15/2033 (e)(i)                                                                 38,700

Connecticut - 0.4%    13,400   Connecticut State Health and Educational Facilities Authority, Revenue Refunding
                               Bonds (Ascension Health Credit), VRDN, Series B, 1.95% due 11/15/2029 (i)             13,400
                       5,200   Connecticut State Special Tax Obligation Revenue Bonds, Transportation
                               Infrastructure, VRDN, Second Lien, Series 1, 1.98% due 12/01/2010 (e)(i)               5,200
                      19,800   Eagle Tax-Exempt Trust, Connecticut, GO, VRDN, Series 96-0701, 2.01% due
                               11/15/2007 (i)                                                                        19,800

District of           10,000   District of Columbia, CP, 1.72% due 1/25/2005                                         10,000
Columbia - 1.3%                District of Columbia, GO, Refunding, VRDN (i):
                      17,350         MSTR, Series SGA-62, 2.02% due 6/01/2017 (a)                                    17,350
                      13,440         Series C, 1.98% due 6/01/2026 (b)                                               13,440
                      60,110   District of Columbia, HFA, S/F Mortgage Revenue Bonds, AMT, 2.42% due
                               12/23/2005                                                                            60,110
                      18,245   District of Columbia Hospital Revenue Bonds, FLOATS, Series 712, 2.09% due
                               7/15/2019 (i)                                                                         18,245

Florida - 2.3%        13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                               MSTR, VRDN, Series SGA-38, 2% due 9/01/2021 (f)(i)                                    13,885
                      22,715   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series 1999-B,
                               2.02% due 12/01/2032 (i)                                                              22,715
                       5,000   Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes),
                               VRDN, AMT, Series 1, 2.09% due 11/15/2035 (d)(i)                                       5,000
                       8,000   Florida State Board of Education, GO, MSTR, Series SGA-139, 2% due
                               6/01/2032 (f)(i)                                                                       8,000
                               Florida State Board of Education, Lottery Revenue Bonds (i):
                       6,220         FLOATS, VRDN, Series 858, 1.20% due 1/01/2017 (f)                                6,220
                       2,870         ROCS, Series II-R-4521, 2.02% due 7/01/2020 (b)                                  2,870
                      11,678   Florida State Department of Environmental Protection, Preservation Revenue
                               Bonds, FLOATS, VRDN, Series 722, 2.03% due 7/01/2022 (b)(i)                           11,678

                       6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                               Refunding Bonds (Adventist Health System), VRDN, Series C, 2.06% due
                               11/15/2021 (i)                                                                         6,000
                       3,980   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds,
                               MERLOTS, VRDN, AMT, Series A18, 2.11% due 10/01/2013 (f)(i)                            3,980
                               Jacksonville Electric Authority, Florida, Water and Sewer System Revenue
                               Refunding Bonds, VRDN (i):
                       2,695         PUTTERS, Series 408, 2.03% due 10/01/2011 (b)                                    2,695
                      16,965         Series B, 1.63% due 10/01/2036 (h)                                              16,965
                       5,000   Jacksonville, Florida, Health Facilities, CP, 1.93% due 7/27/2005                      5,000
                       4,600   Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26,
                               2.06% due 10/01/2027 (f)(i)                                                            4,600
                      32,100   Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                               VRDN, 2.05% due 7/15/2022 (i)                                                         32,100
                               Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS,
                               VRDN (i):
                      32,995         Series 532, 2.04% due 11/15/2015 (a)                                            32,995
                      19,295         Series 830, 2.03% due 11/15/2022 (e)                                            19,295
                      10,000   Palm Beach County, Florida, Health Facilities Authority, CP, 1.92% due 2/17/2005      10,000
                       2,095   Palm Beach County, Florida, School Board, COP, ROCS, Series II-R-2105, 2.02%
                               due 8/01/2015 (b)(i)                                                                   2,095
                       6,925   Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds,
                               ROCS, Series II-R-4027, 2.02% due 10/01/2023 (f)(i)                                    6,925

Georgia - 2.8%         4,400   Albany-Dougherty County, Georgia, Hospital Authority, Revenue Refunding Bonds,
                               FLOATS, VRDN, Series L3J, 2.05% due 9/01/2020 (a)(i)                                   4,400
                      16,300   Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                               VRDN, Second Series, 2.03% due 12/01/2018 (i)                                         16,300
                               Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN (f)(i):
                      26,710         Series B-2, 1.98% due 1/01/2030                                                 26,710
                      21,710         Series C-3, 1.99% due 1/01/2030                                                 21,710
                       4,000   Atlanta, Georgia, Urban Residential Finance Authority, M/F Housing Revenue Bonds
                               (Lindbergh City Center Apartment Project), VRDN, AMT, 2.06% due 11/01/2044 (i)         4,000
                               Atlanta, Georgia, Water and Wastewater Revenue Bonds (i):
                       3,000         MSTR, SGA-145, 2.02% due 11/01/2033 (f)                                          3,000
                       9,000         ROCS, Series II-R-324, 1.98% due 11/01/2043 (e)                                  9,000
                      13,100         VRDN, Series C, 1.95% due 11/01/2041 (e)                                        13,100
                      44,960   Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN,
                               Series B, 1.95% due 11/01/2038 (e)(i)                                                 44,960
                       8,000   Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, Series SGS-140,
                               2.02% due 10/01/2032 (e)(i)                                                            8,000
                      17,000   Burke County, Georgia, Development Authority, PCR (Georgia Power Company-Plant
                               Vogtle Project), Refunding, 1st Series, 1.08% due 4/19/2005                           17,000
                               Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
                               (Delta Air Lines Project), VRDN (i):
                      10,545         AMT, Series B, 2.05% due 5/01/2035                                              10,545
                       6,500         AMT, Series C, 2.05% due 5/01/2035                                               6,500
                      10,135         Series A, 2% due 6/01/2029                                                      10,135
                       7,000   Cobb County, Georgia, Development Authority Revenue Bonds (Whitefield Academy Inc.
                               Project), 2% due 7/01/2025 (i)                                                         7,000
                       4,475   Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue Bonds,
                               VRDN, Series A, 2.04% due 11/01/2028 (e)(i)                                            4,475
                      10,585   Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 2.04% due
                               11/01/2017 (i)                                                                        10,585
                       6,815   Georgia Municipal Electric Authority, Power Revenue Bonds (MACON Trust), VRDN,
                               Series E, 2.07% due 1/01/2017 (i)                                                      6,815
                       2,600   Gwinnett County, Georgia, Development Authority, COP, ROCS, Series II-R-6009,
                               2.04% due 1/01/2021 (f)(i)                                                             2,600
                      12,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, CP, 1.85% due 5/03/2005        12,500
                       5,200   Monroe County, Georgia, Development Authority, PCR (Georgia Power Company-Scherer),
                               Second Series 95, 1.20% due 4/19/2005                                                  5,200
                      15,995   Municipal Securities Trust Certificates Revenue Bonds, VRDN, Series 2002-186,
                               Class A, 2.02% due 2/25/2021 (f)(i)                                                   15,995
                      10,400   Putnam County, Georgia, Development Authority, PCR (Georgia Power Company),
                               First Series 97, 1.20% due 4/19/2005                                                  10,400

Hawaii - 0.4%          7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 2.04% due
                               7/01/2011 (i)                                                                          7,930
                       7,500   Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                               Hospital), VRDN, Series B-2, 2.05% due 7/01/2033 (i)(k)                                7,500
                       7,220   Hawaii State, GO, FLOATS, VRDN, Series 605, 2.03% due 8/01/2015 (b)(i)                 7,220
                       2,000   Hawaii State, Revenue Bonds, ROCS, Series II-R-6504, 2.04% due 10/01/2024 (f)(i)       2,000

Idaho - 0.4%          40,000   Idaho State, GO, TAN, 3% due 6/30/2005                                                40,277

Illinois - 8.6%       14,285   ABN Amro Munitops Certificates Trust, Chicago, Illinois, GO, VRDN, Series 2001-31,
                               2.04% due 1/01/2009 (b)(i)                                                            14,285
                               Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County),
                               Illinois, S/F Mortgage Revenue Bonds, AMT:
                      25,995         FLOATS, VRDN, Series 789, 2.09% due 4/03/2006 (i)                               25,995
                      16,033         Series A, 2.341% due 4/01/2005                                                  16,033
                       4,000   Chicago, Illinois, Board of Education, GO, Refunding, PUTTERS, VRDN, Series 472,
                               2.06% due 6/01/2014 (b)(i)                                                             4,000
                      12,410   Chicago, Illinois, GO, VRDN, Series B, 1.95% due 1/01/2012 (i)                        12,410
                      17,250   Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Area,
                               GO, Refunding, VRDN, Series A, 1.97% due 12/01/2031 (i)                               17,250
                               Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT (f)(i):
                       8,900         Series A, 2.01% due 1/01/2029                                                    8,900
                       5,000         Series B, 2.01% due 1/01/2029                                                    5,000
                       5,815   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, Series II-R-2021,
                               2.04% due 1/01/2020 (a)(i)                                                             5,815
                               Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, AMT (i):
                       2,700         Series II-R-239, 2.08% due 1/01/2022 (e)                                         2,700
                       5,995         Series II-R-250, 2.08% due 1/01/2034 (g)                                         5,995
                      14,300   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                               Bonds (Compagnie Nationale-Air France), VRDN, AMT, 2.03% due 5/01/2018 (i)            14,300
                      14,000   Chicago, Illinois, Park District, Corporate Purpose, TAW, Series A, 3%
                               due 5/02/2005                                                                         14,067
                       6,775   Chicago, Illinois, Park District, GO, Refunding, ROCS, Series II-R-4002, 2.04%
                               due 1/01/2023 (b)(i)                                                                   6,775
                       6,170   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A, 2.07% due
                               6/01/2005 (i)                                                                          6,170
                      35,000   Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN, 2% due
                               11/01/2031 (f)(i)                                                                     35,000
                       3,385   Cook County, Illinois, GO, Refunding, ROCS, Series II-R-2063, 2.04% due
                               11/15/2021 (f)(i)                                                                      3,385
                      11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                               2.04% due 12/01/2026 (i)                                                              11,000
                       9,900   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301, 2.04%
                               due 1/01/2017 (i)                                                                      9,900
                      30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 2.03%
                               due 11/15/2025 (a)(i)                                                                 30,000
                      14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                               Class 1306, 2.03% due 6/15/2029 (i)                                                   14,355
                               Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (i):
                      11,000         Series 01, Class 1307, 2.04% due 11/01/2022                                     11,000
                      11,100         Series 02, Class 1302, 2.04% due 2/01/2027                                      11,100
                       3,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                               Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 2.04% due
                               6/15/2042 (f)(i)                                                                       3,000
                       3,400   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                               Hospitality Facilities Revenue Bonds, Class 49, Series A, 2.04% due 7/01/2026          3,400
                       5,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                               Series 2002-6001, Class A, 2.03%, due 12/15/2028 (f)                                   5,000
                      26,850   Illinois Development Finance Authority Revenue Refunding Bonds (Provena Health),
                               VRDN, Series C, 1.96%, due 5/01/2028 (f)(i)                                           26,850
                       5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding Bonds
                               (Illinois American Water Company), VRDN, AMT, 2.05% due 3/01/2032 (f)(i)               5,000
                               Illinois Educational Facilities Authority Revenue Bonds, VRDN (i):
                       8,450         (The Art Institute of Chicago), 2% due 3/01/2027                                 8,450
                       4,700         (Chicago Historical Society), 2% due 12/01/2025                                  4,700
                      28,800   Illinois Educational Facilities Authority, Revenue Refunding Bonds (The Art
                               Institute of Chicago), VRDN, 2% due 3/01/2027 (i)                                     28,800
                      14,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Series B-2, 1.04% due
                               4/01/2005                                                                             14,000
                               Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT (i):
                       6,300         Series A, 2.08% due 5/01/2037                                                    6,300
                         450         Series B, 2.18% due 5/01/2037                                                      450
                               Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                               VRDN (i):
                      10,000         Series B, 1.98% due 8/01/2020                                                   10,000
                       7,000         Series F, 1.98% due 8/01/2015                                                    7,000
                               Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (i):
                       9,550         (Resurrection Health Care), Series A, 2.01% due 5/15/2029 (e)                    9,550
                      36,310         (University of Chicago Hospitals), 1.98% due 8/01/2026 (f)                      36,310
                       2,940   Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 2.09% due
                               12/15/2020 (a)(i)                                                                      2,940
                      12,500   Illinois State Finance Authority, Revenue Refunding Bonds (Central Dupage
                               Health System), VRDN, Series B, 2.02% due 11/01/2038 (i)                              12,500
                       8,985   Illinois State, GO, MERLOTS, VRDN, Series B04, 2.06% due 12/01/2024 (e)(i)             8,985
                               Illinois State, GO, Refunding, VRDN (f)(i):
                      16,615         FLOATS, Series 743D, 2.03% due 8/01/2015 (h)                                    16,615
                       5,905         MERLOTS, Series A49, 2.06% due 8/01/2013                                         5,905
                      16,605   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT,
                               Series A-I, 2.05% due 9/01/2034 (f)(i)                                                16,605
                               Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                               Bonds (f)(i):
                       7,500         FLOATS, VRDN, Series 913, 2.07% due 12/15/2032                                   7,500
                       1,400         FLOATS, VRDN, Series 962, 2.09% due 12/15/2034                                   1,400
                       4,600         ROCS, Series II-R-270, 2.12% due 12/15/2031                                      4,600
                       4,600         ROCS, Series II-R-271, 2.12% due 12/15/2032                                      4,600
                       1,900         ROCS, Series II-R-310, 2.06% due 12/15/2033                                      1,900
                      29,950   Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois,
                               Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 2.02% due 6/30/2015 (a)(i)        29,950
                               Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                               VRDN, Class A (b)(i):
                      29,085         Series 2001-145, 2.02% due 11/15/2029                                           29,085
                      33,895         Series 2002-191, 2.02% due 3/18/2019                                            33,895
                      31,615   Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                               Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A,
                               2.02% due 10/05/2017 (b)(i)                                                           31,615
                      26,045   Municipal Securities Trust Certificates Revenue Refunding Bonds, Chicago O'Hare
                               International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A, 2.02% due
                               10/04/2012 (a)(i)                                                                     26,045
                               Regional Transportation Authority, Illinois, GO, MERLOTS, VRDN (i):
                      19,895         Series A24, 2.06% due 7/01/2032 (f)                                             19,895
                       4,940         Series A41, 2.06% due 6/01/2017 (b)                                              4,940
                      21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 2.03% due
                               6/01/2025 (i)                                                                         21,350
                       5,175   Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, VRDN,
                               Series B 15, 2.06% due 6/01/2027 (f)(i)                                                5,175
                      33,095   Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                               VRDN, Series 818-D, 2.03% due 7/01/2033 (b)(i)                                        33,095
                       8,300   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical Company
                               Project), VRDN, AMT, 2.03% due 3/01/2028 (i)                                           8,300

Indiana - 6.4%        10,000   ABN Amro Munitops Certificates Trust, South Bend, Indiana, Community School
                               District, VRDN, Series 1998-5, 2.04% due 4/05/2006 (e)(i)                             10,000
                       5,415   Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS,
                               Series II-R-2065, 2.04% due 7/15/2020 (f)(i)                                           5,415
                      13,000   Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 2% due
                               10/01/2037 (i)                                                                        13,000
                      44,100   Indiana Bond Bank, Interim Advance Funding Program Notes, 1.90% due 1/27/2005         44,100
                      28,755   Indiana Bond Bank, Midyear Funding Program Notes, Series A, 2.50% due 1/26/2005       28,778
                       5,875   Indiana Bond Bank Revenue Bonds, FLOATS, VRDN, Series 670, 2.03% due
                               10/01/2022 (f)(i)                                                                      5,875
                               Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (i):
                      80,700         (Clarian Health Obligation Group), Series C, 1.98% due 3/01/2030                80,700
                      37,100         (Clarian Health Partners), Series H, 1.98% due 3/01/2033                        37,100
                      15,000         (Community Hospitals Project), Series A, 2% due 7/01/2027                       15,000
                               Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
                               (Clarian Health Partners), VRDN (i):
                      51,800         Series B, 1.98% due 2/15/2026                                                   51,800
                      50,800         Series C, 1.98% due 2/15/2026                                                   50,800
                         550   Indiana Health Facilities Financing Authority, Revenue Bonds (Capital Access
                               Designated Pool), VRDN, 2% due 1/01/2012 (i)                                             550
                               Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                               Health Credit), VRDN (i):
                      20,000         Series GP-A-2, 1.73% due 7/05/2005                                              20,000
                      16,000         Series GP-A-3, 1.05% due 3/01/2005                                              16,000
                      17,500         Series GP-A-4, 1.05% due 3/01/2005                                              17,500
                      40,250   Indiana State Development Finance Authority, Environmental Revenue Bonds
                               (PSI Energy Inc. Projects), VRDN, AMT, Series A, 2.15% due 12/01/2038 (i)             40,250
                      18,500   Indiana State HFA, S/F Mortgage Revenue Bonds, AMT, Series D-2, 2.30% due
                               12/15/2005                                                                            18,500
                       5,345   Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS,
                               Series II-R-4534, 2.04% due 7/01/2020 (i)                                              5,345
                       2,000   Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds,
                               FLOATS, VRDN, Series 942D, 2.03% due 12/01/2022 (b)(i)                                 2,000
                       2,600   Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds, PUTTERS,
                               VRDN, Series 422, 2.06% due 8/15/2020 (a)(i)                                           2,600
                      26,500   Mount Vernon, Indiana, Pollution Control and Solid Waste Disposal, Revenue
                               Refunding Bonds (General Electric Company Project), VRDN, 1.95% due
                               12/01/2014 (i)                                                                        26,500
                      34,995   Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Tax-Exempt,
                               GO, VRDN, Series 2002-192, Class A, 2.02% due 6/18/2014 (f)(i)                        34,995
                       7,700   Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North
                               America Project), VRDN, AMT, 2.03% due 7/01/2035 (i)                                   7,700
                               Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds, VRDN, AMT (i):
                       2,400         (Amoco Oil Company Project), 2.03% due 1/01/2026                                 2,400
                       1,000         (Amoco Oil Company Project), 2.03% due 7/01/2031                                 1,000
                       6,800         (BP Products of North America), 2.03% due 1/01/2038                              6,800
                      16,345         (BP Products Project), Series C, 2.03% due 7/01/2034                            16,345
                      25,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                               Bonds (Amoco Oil Company Project), VRDN, AMT, 2.03% due 1/01/2026 (i)                 25,600

Iowa - 0.4%           27,000   Iowa State, TRAN, 3% due 6/30/2005                                                    27,156
                      10,000   Louisa County, Iowa, PCR, Refunding (Iowa-Illinois Gas and Electric), VRDN,
                               Series A, 2.05% due 9/01/2016 (i)                                                     10,000

Kansas - 0.6%          4,000   Kansas State Department of Transportation, Highway Revenue Bonds, ROCS,
                               Series II-R-6020, 2.04% due 3/01/2019 (e)(i)                                           4,000
                      13,000   Kansas State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS,
                               VRDN, Series 361, 2.03% due 3/01/2011 (a)(i)                                          13,000
                      32,060   Olathe, Kansas, Temporary, GO, Series A, 2.50% due 6/01/2005                          32,205
                       2,775   Reno and Labette Counties, Kansas, S/F Mortgage Revenue Bonds, FLOATS, VRDN,
                               Series 915, 2.12% due 12/01/2015 (i)                                                   2,775

Kentucky - 2.5%        2,500   Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                               Chemicals Project), VRDN, AMT, 2.10% due 6/01/2021 (i)                                 2,500
                      20,930   Carroll County, Kentucky, Solid Waste, CP, 1.93% due 1/19/2005                        20,930
                               Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds (Scott
                               Paper Company Project), VRDN, AMT (i):
                      44,100         Series A, 2.05% due 12/01/2023                                                  44,100
                      26,200         Series B, 2.05% due 12/01/2023                                                  26,200
                       3,375   Eagle Tax-Exempt Trust, Kentucky State Property and Buildings Commission Revenue
                               Refunding Bonds, Series 2004-0002, Class A, 2.04% due 10/01/2018                       3,375
                               Jefferson County, Kentucky, CP:
                      22,500         1.88% due 2/01/2005                                                             22,500
                      26,000         1.91% due 2/01/2005                                                             26,000
                       2,200   Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                               Bonds, VRDN, Series B, 2% due 10/01/2030 (i)                                           2,200
                       5,900   Kentucky State Property and Buildings Commission, Revenue Refunding Bonds,
                               FLOATS, Series 575, 2.03% due 2/01/2017 (e)(i)                                         5,900
                      36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                               Series 488, 2.03% due 7/01/2007 (e)(i)                                                36,475
                       4,395   Louisville and Jefferson County, Kentucky, Metropolitan Sewer District, Sewer and
                               Drain System Revenue Bonds, ROCS, Series II-R-304, 2.04% due 5/15/2037 (b)(i)          4,395
                      10,000   Louisville and Jefferson County, Kentucky, Metropolitan Sewer District, Sewer and
                               Drain System Revenue Refunding Bonds, VRDN, Series B, 1.95% due 5/15/2023 (e)(i)      10,000
                      15,000   Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 1.98% due
                               9/01/2034 (i)                                                                         15,000
                      10,000   Trimble County, Kentucky, CP, 1.88% due 2/01/2005                                     10,000

Louisiana - 4.1%      17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN, AMT,
                               2.06% due 3/01/2025 (i)                                                               17,700
                      27,575   East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds, VRDN,
                               Series A-R-4, 2.331% due 5/02/2005 (i)                                                27,575
                      13,306   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Mortgage Revenue
                               Bonds, VRDN, Series B, 2.364% due 12/01/2005 (i)                                      13,306
                       4,995   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Revenue Bonds,
                               FLOATS, VRDN, AMT, Series 996, 2.04% due 6/02/2008 (i)                                 4,995
                      15,168   Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                               VRDN, AMT, Series B, 2.355% due 9/23/2005 (i)                                         15,168
                               Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                               Revenue Bonds, VRDN (i):
                      10,000         PUTTERS, Series 522, 2.05% due 12/01/2008                                       10,000
                      25,000         (West Jefferson Medical Center), Series B, 2% due 1/01/2028 (e)                 25,000
                               Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN (i):
                      29,655         2.427% due 4/29/2005                                                            29,655
                      24,143         2.437% due 5/31/2035                                                            24,143
                       5,506         AMT, 2.437% due 5/31/2005                                                        5,506
                       6,000   Louisiana Local Government, Environmental Facilities, Community Development
                               Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT, 2.19%
                               due 12/01/2037 (i)                                                                     6,000
                               Louisiana Public Facilities Authority Revenue Bonds, VRDN (i):
                       2,850         (Air Products and Chemicals Project), AMT, 2.10% due 12/01/2039                  2,850
                      14,915         (Equipment and Capital Facilities Loan Program), Series C, 2.04% due
                                     7/01/2024                                                                       14,915
                       2,845   Louisiana State GO, FLOATS, VRDN, Series 667, 2.03% due 4/01/2019 (b)(i)               2,845
                               New Orleans, Louisianna, Ernest N. Morial Exhibit Hall Authority,
                               Special Tax (a)(i):
                       5,115         MERLOTS, VRDN, Series A46, 2.06% due 7/15/2028                                   5,115
                       8,145         ROCS, Series II-R-4038, 2.04% due 7/15/2023                                      8,145
                      11,500   New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Bonds, FLOATERS,
                               Series 990, 2.03% due 6/02/2008 (i)                                                   11,500
                      21,557   New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds,
                               Series C, 2.326% due 6/01/2042 (i)                                                    21,557
                     111,800   New Orleans, Louisiana, Sewer Service Revenue Refunding Notes, BAN, 2.75% due
                               7/29/2005                                                                            112,594
                       4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                               VRDN, 2% due 6/01/2005 (i)                                                             4,400
                       7,700   Saint Charles Parish, Louisiana, PCR (Shell Oil Company-Norco Project), VRDN,
                               AMT, 2.03% due 11/01/2021 (i)                                                          7,700
                       4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                               Petroleum), VRDN, 1.95% due 7/01/2018 (i)                                              4,400

Maine - 0.4%           7,305   Maine Governmental Facilities Authority, Lease Rental Revenue Refunding Bonds,
                               ROCS, Series II-R-5027, 2.04% due 10/01/2013 (e)(i)                                    7,305
                               Maine State, GO:
                       6,000         BAN, 3% due 6/23/2005                                                            6,039
                      26,000         TAN, 3% due 6/30/2005                                                           26,179

Maryland - 0.9%       35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                               FLOATS, 1.65% due 10/14/2011 (i)                                                      35,700
                      38,305   Maryland State Health and Higher Educational Facilities Authority, Revenue
                               Refunding Bonds, FLOATS, VRDN, Series 867, 2.05% due 7/01/2019 (b)(i)                 38,305
                      10,000   Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                               VRDN, 2.03% due 3/01/2034 (i)                                                         10,000

Massachusetts - 1.7%  10,000   Eagle Tax Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
                               Class 2101, 2.02% due 6/15/2033 (i)                                                   10,000
                               Massachusetts State, GO (Central Artery), VRDN (i):
                      15,400         Series A, 2% due 12/01/2030                                                     15,400
                      10,555         Series B, 2% due 12/01/2030                                                     10,555
                               Massachusetts State, GO, Refunding, VRDN (i):
                      29,804         FLOATS, Series 716D, 1.99% due 8/01/2018 (f)                                    29,804
                       2,700         Series A, 1.95% due 9/01/2016                                                    2,700
                       7,900   Massachusetts State Health and Educational Facilities Authority, Revenue
                               Refunding Bonds (Capital Asset Program), VRDN, Series C, 1.90% due
                               7/01/2010 (f)(i)                                                                       7,900
                      10,500   Massachusetts State Heritage, CP, 1.82% due 2/11/2005                                 10,500
                      21,827   Tewksbury, Massachusetts, GO, BAN, 2% due 2/18/2005                                   21,831
                       9,000   Walpole, Massachusetts, GO, BAN, 3.25% due 11/03/2005                                  9,100
                      18,344   Westford, Massachusetts, GO, Refunding, BAN, 2.25% due 5/10/2005                      18,407
                      23,500   Woburn, Massachusetts, GO, BAN, 1.75% due 4/08/2005                                   23,531

Michigan - 2.5%                Detroit, Michigan, City School District (i):
                       4,615         GO, VRDN, Series A, 2.07% due 5/01/2029 (e)                                      4,615
                      48,605         MERLOTS, Series A113, 1.80% due 7/27/2005                                       48,605
                       6,300   Detriot, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS,
                               VRDN, Series B-02, 2.06% due 7/01/2028 (e)(i)                                          6,300
                       9,755   Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, MSTR, VRDN, SGB 47-A,
                               2.04% due 7/01/2028 (e)(i)                                                             9,755
                       8,910   Eagle Tax-Exempt Trust, Detroit, Michigan, GO, Series 2004-1006, VRDN Class A,
                               2.04% due 4/01/2009 (f)                                                                8,910
                       6,900   Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System, VRDN,
                               Series A, 2.03% due 1/01/2022 (i)                                                      6,900
                               Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                               (Spectrum Health), VRDN (f)(i):
                      24,200         Series B, 1.98% due 1/15/2026                                                   24,200
                      16,800         Series C, 1.98% due 1/15/2026                                                   16,800
                      20,000   Michigan Municipal Bond Authority Revenue Bonds, Series B-2, 3% due 8/23/2005         20,181
                       4,285   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, Series II-R-2064,
                               2.04% due 10/15/2021 (f)(i)                                                            4,285
                      40,000   Michigan State, GO, Series A, 3.50% due 9/30/2005                                     40,442
                      22,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                               Series K, 2.06% due 11/15/2023 (f)(i)                                                 22,000
                       2,600   Michigan State Strategic Fund, CP, 2.03% due 1/05/2005                                 2,600
                      16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan State
                               Hospital), VRDN, Series 1997-24, Class A, 2.02% due 12/01/2005 (e)(i)                 16,505

Minnesota - 1.4%      18,140   Duluth, Minnesota, EDA, Health Care Facilities Revenue Refunding Bonds, FLOATS,
                               VRDN, Series 895, 2.05% due 2/15/2020 (a)(i)                                          18,140
                      10,226   Minneapolis and Saint Paul, Minnesota, CP, 1.77% due 1/12/2005                        10,226
                      12,500   Minnesota Rural Water Finance Authority, Public Projects Construction Revenue
                               Notes, 3% due 10/01/2005                                                              12,616
                      81,000   Minnesota State, CP, 1.88% due 1/13/2005                                              81,000
                       1,700   Minnesota State, GO, ROCS, Series II-R-4065, 2.04% due 8/01/2023 (i)                   1,700

Mississippi - 1.2%     7,100   Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal Revenue
                               Bonds (Mississippi Power Company Project), VRDN, AMT, 2.05% due 7/01/2025 (i)          7,100
                       3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                               Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 2.05%
                               due 5/01/2028 (i)                                                                      3,520
                       5,200   Mississippi Business Finance Corporation Revenue Bonds (Mississippi Power Company),
                               AMT, 2.04% due 12/01/2027 (i)                                                          5,200
                      12,500   Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 2.09% due
                               10/01/2007 (i)                                                                        12,500
                      77,791   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, AMT, Series 714, 2.09%
                               due 10/03/2005 (i)                                                                    77,791
                       5,500   University of Mississippi Educational Building Corporation Revenue Bonds
                               (The University of Mississippi Medical Center Pediatric and Research Facilities
                               Project), VRDN, 1.99% due 6/01/2034 (a)(i)                                             5,500

Missouri - 0.1%        8,200   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson
                               Gallery Foundation), VRDN, Series B, 1.97% due 12/01/2031 (f)(i)                       8,200

Nebraska - 1.7%       78,700   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National
                               Public Gas Agency Project), VRDN, Series B, 1.99% due 2/01/2014 (i)                   78,700
                       2,000   Eagle Tax-Exempt Trust, Nebraska Public Power District Revenue Bonds, Series 1016,
                               Class A, 2.04% due 1/01/2035 (a)(i)                                                    2,000
                      25,000   Lincoln, Nebraska, Electric System, CP, 1.83% due 2/09/2005                           25,000
                       4,375   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                               Series II-R-2051, 2.04% due 4/01/2022 (e)(i)                                           4,375
                       4,315   Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 2.08% due
                               6/01/2013 (f)(i)                                                                       4,315
                      32,400   Nebraska Public Power District, CP, 1.76% due 2/08/2005 (a)                           32,400
                       4,995   Nebraska Public Power District Revenue Refunding Bonds, ROCS, Series II-R-209,
                               2.04% due 1/01/2012 (f)(i)                                                             4,995

Nevada - 1.4%         29,185   ABN Amro Munitops Certificates Trust, Clark County, Nevada, Airport Revenue
                               Bonds, VRDN, Series 1999-15, 2.03% due 1/02/2008 (f)(i)                               29,185
                      18,840   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                               Series A, 1.96% due 7/01/2012 (f)(i)                                                  18,840
                      50,400   Clark County, Nevada, Airport System Subordinate Lien Revenue Refunding Bonds,
                               VRDN, Series C, 1.68% due 7/01/2029 (b)(i)                                            50,400
                       3,825   Clark County, Nevada, GO, ROCS, Series II-R-4012, 2.08% due 7/01/2023 (a)(i)           3,825
                       9,045   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN,
                               Series B 10, 2.06% due 6/01/2024 (f)(i)                                                9,045
                       6,605   Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite), VRDN, AMT,
                               Series B, 2.32% due 5/01/2028 (i)                                                      6,605
                       5,850   Nevada State Department of Business and Industry, Solid Waste Disposal Revenue
                               Bonds (Republic Services Inc. Project), VRDN, AMT, 2.34% due 12/01/2034 (i)            5,850
                       7,280   Washoe County, Nevada, School District, GO, ROCS, Series II-R-2012, 2.04% due
                               6/01/2020 (b)(i)                                                                       7,280

New Hampshire - 0.8%           New Hampshire Higher Educational and Health Facilities Authority Revenue
                               Refunding Bonds, FLOATS, VRDN (b)(i):
                       5,475         Series 772, 2.05% due 1/01/2017                                                  5,475
                      11,000         Series 866, 2.05% due 8/15/2021                                                 11,000
                       7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
                               Refunding Bonds (Wheelabrator), VRDN, Series A, 1.98% due 1/01/2018 (i)                7,415
                      25,000   New Hampshire State Business Fund, CP, 1.86% due 2/10/2005                            25,000
                      25,600   New Hampshire State, CP, 1.90% due 2/03/2005                                          25,600

New Jersey - 1.8%     21,832   East Brunswick Township, New Jersey, BAN, 3% due 1/06/2006                            22,020
                      15,000   Fair Lawn, New Jersey, School District, GO, 2.70% due 5/20/2005                       15,062
                      14,920   Middlesex County, New Jersey, GO, BAN, 1.75% due 1/10/2005                            14,921
                       9,500   New Jersey Health Care Facilities Financing Authority Revenue Bonds, FLOATS,
                               Series 702, 2.03% due 7/01/2014 (f)(i)                                                 9,500
                      52,000   New Jersey State, FLOATS, VRDN, Series L55J, 2.05% due 6/24/2005 (i)                  52,000
                               New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (e)(i):
                       7,000         Series C-1, 1.97% due 1/01/2024                                                  7,000
                      11,000         Series C-2, 1.97% due 1/01/2024                                                 11,000
                       8,000         Series C-3, 1.97% due 1/01/2024                                                  8,000
                      20,000   Passaic County, New Jersey, GO, Refunding, BAN, 3% due 6/10/2005                      20,121

New Mexico - 1.2%     25,000   Bernalillo County, New Mexico, GO, TRAN, 3% due 6/30/2005                             25,173
                      13,650   Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, 2% due 12/01/2015 (i)          13,650
                      13,773   New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds, AMT,
                               1.625% due 9/23/2005                                                                  13,773
                      38,052   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, VRDN, AMT,
                               2.29% due 3/01/2005 (i)                                                               38,052
                      15,000   New Mexico State, FLOATS, VRDN, Series L38, 2.05% due 6/30/2005 (i)                   15,000

New York - 7.7%                Albany, New York, City School District, GO, BAN:
                      10,425         1.75% due 3/25/2005                                                             10,434
                      16,230         2.75% due 6/30/2005                                                             16,317
                      15,000         Series A, 1.75% due 3/25/2005                                                   15,013
                      19,720   Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds
                               (Ogden Martin Project), VRDN, 1.94% due 1/01/2019 (e)(i)                              19,720
                       4,000   Babylon, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005            4,022
                       5,500   Connetquot Central School District, New York, Islip, GO, BAN, 2% due 1/27/2005         5,503
                      24,700   Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                               VRDN, Series 98, Class 3202, 2.01% due 7/01/2023 (f)(i)                               24,700
                      14,200   East Meadow, New York, Union Free School District, GO, BAN, 2.50% due 8/17/2005       14,288
                       8,700   Elmont, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005             8,743
                       7,500   Hastings Township, New York, GO, BAN, 2.75% due 7/15/2005                              7,544
                       3,800   Kings Park, New York, Central School District, GO, BAN, 2.75% due 8/02/2005            3,825
                       9,000   Longwood Central School District of Suffolk County, New York, GO, TAN, 2.75%
                               due 6/30/2005                                                                          9,051
                      30,000   Metropolitan Transportation Authority, New York, CP, 1.82% due 2/10/2005              30,000
                       5,805   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                               Refunding Bonds, VRDN, Series B, 1.98% due 11/01/2022 (e)(i)                           5,805
                      55,000   Monroe County, New York, GO, RAN, 2.50% due 4/15/2005                                 55,147
                      20,000   Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                20,138
                      13,995   Municipal Securities Trust Certificates Revenue Bonds, New York City,
                               New York, City Transitional Finance Authority, VRDN, Series 2002-202,
                               Class A, 1.98% due 10/21/2010 (b)(i)                                                  13,995
                      24,000   New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                               Project), VRDN, Series A, 1.65% due 11/01/2039 (i)                                    24,000
                      15,000   New York City, New York, City Municipal Water Finance Authority, CP, 1.95%
                               due 2/03/2005                                                                         15,000
                      21,500   New York City, New York, City Municipal Water Finance Authority, Water and
                               Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 2.01% due
                               6/15/2024 (e)(i)                                                                      21,500
                               New York City, New York, City Transitional Finance Authority Revenue Bonds,
                               VRDN (i):
                       7,400         Future Tax Secured, Series B, 1.94% due 2/01/2031                                7,400
                      10,000         (New York City Recovery), Series 1, Sub-Series 1C, 1.93% due 11/01/2022         10,000
                      14,075   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                               Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-H, 1.93% due
                               11/01/2022 (i)                                                                        14,075
                      10,000   New York City, New York, GO, VRDN, Sub-Series H-3, 1.97% due 3/01/2034 (i)            10,000
                      16,400   New York State Dormitory Authority, Mental Health Services Revenue Bonds,
                               Sub-Series D-2B, 1.97% due 2/15/2031 (e)(i)                                           16,400
                       8,500   New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                               Series B, 1.95% due 4/01/2025 (i)                                                      8,500
                       3,300   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                               Sub Lien, VRDN, Series A-5V, 1.95% due 4/01/2020 (e)(i)                                3,300
                       5,995   New York State Power Authority Revenue Bonds, ROCS, Series II-R-210, 2.01% due
                               11/15/2015 (f)(i)                                                                      5,995
                      15,000   Riverhead, New York, Central School District, GO, TAN, 2.75% due 6/30/2005            15,081
                      12,000   Rochester, New York, GO, Refunding, BAN, Series II, 3% due 10/21/2005                 12,106
                     155,000   Suffolk County, New York, GO, TAN, Series I, 3.25% due 8/16/2005                     156,243
                      19,800   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                               VRDN, Series B, 1.97% due 1/01/2033 (i)                                               19,800
                      10,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                               Refunding Bonds, VRDN, Series B, 1.95% due 1/01/2032 (a)(i)                           10,000
                      45,030   Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                               Refunding Bonds, VRDN, Series C, 1.67% due 1/01/2031 (e)(i)                           45,030
                      25,000   Ulster County, New York, GO, BAN, 2.75% due 6/10/2005                                 25,125
                      14,950   Wilson, New York, Central School District, GO, BAN, 2.75% due 8/03/2005               15,050

North                 17,000   Mecklenburg County, North Carolina, GO, VRDN, Series B, 2% due 2/01/2005 (i)          17,013
Carolina - 0.9%       19,995   Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                               Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 2% due 4/12/2017 (i)           19,995
                       8,165   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                               MERLOTS, Series A22, 1.30% due 4/13/2005 (i)                                           8,165
                       4,500   North Carolina State, GO, MERLOTS, VRDN, Series A23, 2.06% due 3/01/2027 (i)           4,500
                               Wake County, North Carolina, GO, VRDN (i):
                      16,000         Series A, 2% due 4/01/2005                                                      16,034
                      15,000         Series B, 2% due 4/01/2005                                                      15,032
                       3,900   Wake County, North Carolina, Industrial Facilities and Pollution Control
                               Financing Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN,
                               AMT, 2.09% due 9/01/2013 (i)                                                           3,900

North Dakota - 0.1%    6,330   Oliver City, North Dakota, PCR, Refunding, MERLOTS, VRDN, Series B07, 2.06%
                               due 1/01/2027 (a)(i)                                                                   6,330

Ohio - 1.7%            2,000   Brunswick, Ohio, GO, BAN, 2.50% due 5/26/2005                                          2,007
                      50,125   Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 1.95% due
                               1/01/2033 (e)(i)                                                                      50,125
                       4,000   Eagle Tax-Exempt Trust, Cincinnatti, Ohio, City School District, GO,
                               Series 2004-34, Class A, 2.03% due 12/01/2031 (e)(i)                                   4,000
                      22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503, 2.03%
                               due 2/15/2026 (i)                                                                     22,275
                      10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                               VRDN, Series 95, Class 3502, 2.03% due 7/01/2015 (i)                                  10,500
                      28,000   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers and
                               Twin Lakes), VRDN, Series A, 2.02% due 7/01/2023 (i)                                  28,000
                       9,000   Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                               Redevelopment Corporation Project), VRDN, 2.02% due 8/01/2036 (i)                      9,000
                       2,370   Municipal Securities Trust Certificates, Princeton, Ohio, City School District,
                               GO, Series SGB 50-A, 2.03% due 12/01/2030 (f)(i)                                       2,370
                               Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                               Gas and Electric), VRDN (i):
                       7,900         Series A, 2.15% due 9/01/2030                                                    7,900
                      16,300         Series B, 2.12% due 9/01/2030                                                   16,300
                       5,000   Ohio State, GO, FLOATS, VRDN, Series 603, 2.02% due 9/15/2020 (e)(i)                   5,000

Oklahoma - 1.5%        3,400   Cleveland County, Oklahoma, Development Authority, Family Mortgage Revenue
                               Refunding Bonds, VRDN, 1.59% due 5/25/2005 (i)                                         3,400
                       3,300   Cleveland County, Oklahoma, Home Loan Authority, S/F Mortgage Revenue Refunding
                               Bonds, VRDN, Series A, 1.61% due 4/25/2005 (i)                                         3,300
                               Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                               VRDN, Series A (i):
                      18,619         2.451% due 4/01/2005                                                            18,619
                       3,720         2.24% due 5/02/2005                                                              3,720
                       3,525   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma County
                               Housing Preservation), VRDN, 2.02% due 1/01/2033 (i)                                   3,525
                      42,974   Oklahoma County, Oklahoma, HFA, S/F Mortgage Revenue Bonds, VRDN, Seires A,
                               2.353% due 5/02/2005 (i)                                                              42,974
                      10,426   Oklahoma County, Oklahoma, HFA, S/F Revenue Bonds, VRDN, Series D, 2.345% due
                               1/02/2005 (i)                                                                         10,426
                       5,000   Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhilips
                               Company Project), VRDN, AMT, 2.42% due 12/01/2005 (i)                                  5,000
                         549   Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Refunding Bonds,
                               2.38% due 8/31/2005                                                                      549
                      36,000   Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, Series A,
                               1.58% due 4/01/2005                                                                   36,000
                               Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                               Series A:
                       7,500         2.451% due 4/01/2005                                                             7,500
                       3,554         VRDN, AMT, 2.341% due 4/01/2005 (i)                                              3,554

Oregon - 0.3%         11,730   ABN Amro Munitops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4,
                               2.03% due 6/01/2009 (f)(i)                                                            11,730
                       4,795   Eagle Tax-Exempt Trust, Oregon State Department of Administrative Services Revenue
                               Bonds, VRDN, Series 2004-1010, Class A, 2.04% due 9/01/2009 (e)(i)                     4,795
                       6,400   Oregon State Housing and Community Services Department, Mortgage Revenue Refunding
                               Bonds (S/F Mortgage Program), Series D, 1.16% due 5/05/2005                            6,400

Pennsylvania - 3.5%   37,325   Allegheny County, Pennsylvania, GO, Refunding, Series C-50, 1.40% due
                               5/01/2005 (i)                                                                         37,325
                       7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                               (Chapelridge Benton Project), VRDN, AMT, Series C, 2.09% due 6/01/2032 (i)             7,800
                       2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                               VRDN, 2.01% due 12/01/2014 (i)                                                         2,500
                      25,240   Dauphin County, Pennsylvania, General Authority Revenue Refunding Bonds (School
                               District Pooled Financing Program II), VRDN, 2.10% due 9/01/2032 (a)(i)               25,240
                               Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                               Revenue Bonds, VRDN (i):
                      15,600         Mode 1, 1.98% due 8/01/2016                                                     15,600
                      15,100         Series B, 1.98% due 12/01/2020                                                  15,100
                       5,400         Series C, 1.98% due 12/01/2020                                                   5,400
                      15,150         Series D, 1.98% due 12/01/2020                                                  15,150
                               Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (i):
                      13,200         (Pennsylvania Loan Program), Series A, 2% due 3/01/2030 (e)                     13,200
                         700         Series D, 2.03% due 3/01/2024                                                      700
                      10,625         Sub-Series A-10, 2.02% due 3/01/2024 (i)                                        10,625
                      11,690   Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN,
                               Series 820, 2.03% due 7/01/2022 (f)(i)                                                11,690
                      32,500   Geisinger Authority, Pennsylvania, Health System Revenue Refunding Bonds
                               (Geisinger Health Systems), VRDN, 1.98% due 8/01/2028 (i)                             32,500
                      12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 2.03% due
                               9/15/2020 (i)                                                                         12,000
                       5,000   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                               2.06% due 2/15/2027 (f)(i)                                                             5,000
                       6,700   Pennsylvania Economic Development Financing Authority, Wastewater Treatment
                               Revenue Refunding Bonds (Sunoco Inc. - R & M Project), VRDN, AMT, Series B,
                               2.19% due 10/01/2034 (i)                                                               6,700
                       9,590   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding bonds, VRDN,
                               Series B, 2% due 12/01/2012 (i)                                                        9,590
                      11,220   Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                               Hospital Revenue Refunding Bonds (Children's Hospital Project), VRDN, Series B,
                               1.97% due 7/01/2025 (i)                                                               11,220
                      35,700   Philadelphia, Pennsylvania, School District, GO, TRAN, 3% due 6/30/2005               35,942
                      40,475   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                               1.97% due 6/15/2023 (e)(i)                                                            40,475
                       9,120   Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds,
                               Series A, 5.75% due 3/01/2005 (b)(j)                                                   9,203

Rhode Island - 0.5%            Rhode Island State and Providence Plantations, GO, FLOATS, VRDN (i):
                      26,160         Series 568, 2.03% due 9/01/2017 (f)                                             26,160
                      16,020         Series 720, 2.03% due 11/01/2022 (b)                                            16,020

South                 12,195   ABN Amro Munitops Certificates Trust, Lexington County, South Carolina, GO,
Carolina - 0.9%                VRDN, Series 2001-37, 2.04% due 2/01/2010 (b)(i)                                      12,195
                         200   Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                               Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 2.06% due 4/01/2027 (i)          200
                      26,000   Oconee County, South Carolina, PCR , Refunding (Duke Energy Corporation), VRDN,
                               2% due 2/01/2017 (i)                                                                  26,000
                      23,000   South Carolina Association of Governmental Organizations, COP, 2.75% due
                               4/15/2005                                                                             23,080
                       6,250   South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 2.15% due
                               12/01/2033 (i)                                                                         6,250
                      12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, VRDN,
                               Series 728, 2.03% due 10/01/2022 (a)(i)                                               12,500

South Dakota - 0.1%   13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake
                               Mining), VRDN, AMT, Series A, 2.01% due 7/01/2032 (i)                                 13,300

Tennessee - 5.7                Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                               (Tennessee Municipal Bond Fund), VRDN (i):
                      37,605         2% due 11/01/2027                                                               37,605
                      66,900         2% due 6/01/2029                                                                66,900
                      10,605         1.99% due 1/01/2033                                                             10,605
                      10,800         1.99% due 7/01/2034                                                             10,800
                       1,460   Jackson, Tennessee, Health, Educational & Housing Facilities Board, M/F Revenue
                               Bonds (Villages Old Hickory Project), VRDN, 2.40% due 12/01/2006 (i)                   1,460
                               Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (e)(i):
                      15,335         Subordinated Gas System, 1.99% due 1/15/2005                                    15,335
                      17,900         Subordinated Wastewater System, 1.99% due 1/15/2005                             17,900
                       8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project),
                               VRDN, 1.99% due 6/01/2023 (i)                                                          8,100
                       6,450   Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
                               Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 2.11% due 6/01/2033 (i)         6,450
                       6,020   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                               (Not-for-Profit M/F Program), VRDN, 2.02% due 8/01/2032 (i)                            6,020
                      15,000   Metropolitan Government of Nashville and Davidson County, Tennessee, Health and
                               Education Facilities Board Revenue Bonds (Ascension Health Credit), Series B-2,
                               1.20% due 1/04/2005                                                                   15,000
                               Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                               Bonds, VRDN (i):
                       2,980         (Montgomery County Loan Pool), 2% due 7/01/2019                                  2,980
                      27,805         (Tennessee County Loan Pool), 2% due 11/01/2027                                 27,805
                      15,510         (Tennessee County Loan Pool), 1.99% due 4/01/2032                               15,510
                               Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                               Government Public Improvement II, VRDN (a)(i):
                       7,100         Series A-1, 2% due 6/01/2024                                                     7,100
                       4,630         Series E-2, 2% due 6/01/2021                                                     4,630
                       5,000         Series F-3, 2% due 6/01/2005                                                     5,000
                               Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                               Government Public Improvement III, VRDN (i):
                      69,900         AMT, Series A, 2.04% due 6/01/2028 (a)                                          69,900
                      10,000         Series D-2, 2% due 6/01/2017 (a)                                                10,000
                       4,350         Series D-6, 2% due 6/01/2020 (a)                                                 4,350
                      18,970         Series E-1, 2% due 6/01/2025                                                    18,970
                      10,000         Series E-4, 2% due 6/01/2025 (a)                                                10,000
                      17,000   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                               Government Public Improvement VI, VRDN, Series A-1, 1.99% due 6/01/2029 (i)           17,000
                       4,635   Shelby County, Tennessee, GO, Refunding, ROCS, Series II-R-3023, 2.04% due
                               4/01/2020 (f)(i)                                                                       4,635
                      12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                               Revenue Bonds (Hutchison School Project), VRDN, 2.02% due 5/01/2026 (i)               12,000
                      18,705   Shelby County, Tennessee, Public Improvement and School, GO, VRDN, Series B,
                               1.75% due 1/10/2005 (i)                                                               18,709
                               Tennessee HDA, S/F Mortgage Revenue Bonds:
                      15,300         AMT, Series CN-1, 2.162% due 8/11/2005                                          15,300
                      32,655         VRDN, AMT, Series CN-1A, 1.946% due 12/08/2005 (i)                              32,655
                      18,960         VRDN, Series CN-1, 1.828% due 8/07/2007 (i)                                     18,960
                      29,500   Tennessee State Local Development Authority Revenue Bonds (Student Loan Progam),
                               BAN, Series A, 3% due 5/31/2005                                                       29,669

Texas - 12.8%         15,750   ABN Amro Munitops Certificates Trust, Houston, Texas, Airport Revenue Bonds,
                               VRDN, AMT, Series 1998-15, 2.10% due 7/05/2006 (b)(i)                                 15,750
                      13,500   ABN Amro Munitops Certificates Trust, San Antonio, Texas, Electric and Gas
                               Revenue Bonds, VRDN, Series 1998-22, 2.04% due 1/03/2007 (f)(i)                       13,500
                      29,950   ABN Amro Munitops Certificates Trust, San Antonio, Texas, Independant School
                               District, VRDN, Series 1999-10, 2.03% due 3/07/2007 (f)(i)                            29,950
                       9,030   ABN Amro Munitops Certificates Trust, Texas Permanent Schoold Fund, Independant
                               School District, GO, VRDN, Series 2001-8, 2.04% due 2/15/2007 (i)                      9,030
                       4,510   Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, ROCS,
                               Series II-R-6029, 1.98% due 11/15/2024 (a)(i)                                          4,510
                      10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                               Revenue Bonds (BASF Corp.), VRDN, AMT, 2.06% due 4/01/2032 (i)                        10,000
                      25,000   Brazo River, Texas, Harbor Industrial Developmetn Corporation Revenue Bonds
                               (BASF Corporation Project), VRDN, AMT, 2.05% due 5/01/2038 (i)                        25,000
                       5,000   Cameron County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                               VRDN, 2.32% due 9/01/2005 (i)                                                          5,000
                      18,355   Central Texas Housing Fianance Corporation, S/F Mortgage Revenue Bonds, VRDN,
                               AMT, Series A, 2.327% due 7/01/2005 (i)                                               18,355
                       7,390   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                               Revenue Refunding Bonds, ROCS, Series II-R-2001, 1.70% due 9/01/2017 (a)(i)            7,390
                       4,000   Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA
                               Incorporated Project), VRDN, AMT, 2.13% due 11/01/2008 (i)                             4,000
                       3,745   Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS,
                               Series II-R-2149, 2.04% due 7/15/2024 (e)(i)                                           3,745
                       2,855   Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, Series II-R-2078,
                               2.04% due 12/01/2022 (a)(i)                                                            2,855
                      12,550   Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation
                               Revenue Refunding Bonds (United Parcel Service Inc.), VRDN, 1.95% due
                               5/01/2032 (i)                                                                         12,550
                               Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT (i):
                       4,408         FLOATS, VRDN, Series 824, 1.25% due 11/01/2015 (a)                               4,408
                       7,140         PUTTERS, VRDN, Series 350, 2.06% due 5/01/2011 (f)                               7,140
                       2,500         PUTTERS, VRDN, Series 351, 2.06% due 5/01/2008 (e)                               2,500
                       4,995         PUTTERS, VRDN, Series 385, 2.06% due 5/01/2008 (b)                               4,995
                       3,000         ROCS, Series II-R-268, 2.08% due 11/01/2033 (f)                                  3,000
                               Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT (f)(i):
                      25,300         Series SGB-49, 2.02% due 11/01/2023                                             25,300
                       9,495         Series SGB-52, 2.05% due 11/01/2017                                              9,495
                               Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN (i):
                      23,885         AMT, Series SGB-46, 2.05% due 11/01/2020 (f)                                    23,885
                       6,600         Series SGB-52, 2.04% due 11/01/2015 (b)                                          6,600
                       6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 2.04%
                               due 12/01/2026 (a)(i)                                                                  6,000
                       8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                               Bonds, AMT, Series 2003-0020, Class A, 2.08% due 11/01/2032 (a)(i)                     8,435
                       9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                               2.03% due 11/01/2005 (i)                                                               9,900
                       4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 2.04%
                               due 8/15/2026 (i)                                                                      4,915
                       5,000   El Paso County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                               VRDN, Series A, 1.966% due 12/01/2035 (i)                                              5,000
                       4,500   Fort Bend County, Texas, GO, MSTR, SGB-46-A, 2.04% due 3/01/2032 (f)(i)                4,500
                       5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                               Bonds (Southern Air Transport), VRDN, 2% due 3/01/2010 (i)                             5,300
                      19,000   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                               Bonds (American Aeryl LP Project), VRDN, AMT, 2.05% due 5/01/2038 (i)                 19,000
                               Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds, VRDN, AMT (i):
                      12,500         (Air Products Project), 2.10% due 3/01/2035                                     12,500
                       2,200         (Air Products Project), 2.10% due 12/01/2039                                     2,200
                       2,500         (Waste Management Inc.), Series A, 2.05% due 4/01/2019                           2,500
                     191,395   Harris County, Texas, Health Facilities Development Corporation Revenue Refunding
                               Bonds (Methodist Hospital), VRDN, 1.98% due 12/01/2032 (i)                           191,395
                      46,100   Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                               Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, Series A, 2.06%
                               due 2/01/2023 (i)                                                                     46,100
                               Harris County, Texas, Revenue Refunding Bonds, ROCS (i):
                      10,330         Series II-R-1030, 2.04% due 8/15/2017 (e)                                       10,330
                       5,430         Series II-R-2101, 2.04% due 8/15/2014 (b)                                        5,430
                      12,688   Houston, Texas, Housing Finance Corporation, S/F Mortgage Revenue Refunding
                               Bonds, 1.705% due 12/01/2033                                                          12,688
                      75,000   Houston, Texas, Independent School District, GO, Refunding (School Building),
                               VRDN, 1.73% due 6/15/2005 (i)                                                         75,000
                               Houston, Texas, Utility System Revenue Refunding Bonds (e):
                       5,365         ROCS, Series II-R-4063, 2.04% due 5/15/2021 (i)                                  5,365
                       6,000         TOCS, Series A, 2.04% due 5/25/2012                                              6,000
                       7,800   Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, Series A-128,
                               2.06% due 12/01/2029 (f)(i)                                                            7,800
                       3,375   Irving, Texas, Independent School District, GO, Refunding, ROCS, Series II-R-2028,
                               2.04% due 2/15/2022 (i)                                                                3,375
                      10,395   Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                               Bonds, VRDN, Series 2001-134, Class A, 2.02% due 5/15/2010 (e)(i)                     10,395
                      17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                               Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 2.15% due 12/01/2027 (i)     17,335
                      10,000   Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                               Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT,
                               2.10% due 4/01/2036 (i)                                                               10,000
                               Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (i):
                      20,000         (BASF Corporation Project), 2.06% due 4/01/2033                                 20,000
                      10,000         Multi-Mode (Atofina Petrochemicals), Series B, 2.05% due 4/01/2027              10,000
                      50,000   Port Corpus Christi, Texas, Nueces County Solid Waste Disposal Revenue
                               Refunding Bonds (Flint Hills Resources), VRDN, AMT, Series A, 2.35% due
                               7/01/2029 (i)                                                                         50,000
                      10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51, 2.03%
                               due 8/15/2019 (i)                                                                     10,000
                      27,000   San Antonio, Texas, Junior Lien Electric and Gas System Revenue Bonds, 2.20%
                               due 12/01/2005                                                                        27,000
                       5,000   San Marcos, Texas, Consolidated Independent School District, GO, MERLOTS, VRDN,
                               Series C-23, 1.70% due 9/01/2005 (i)                                                   5,000
                       8,789   Southeast Texas Housing Finance Corporation Revenue Refunding Bonds, 2.385%
                               due 4/01/2005                                                                          8,789
                      33,210   Texas Municipal Power Agency Revenue Bonds, Series 91, CP, 1.75% due 1/11/2005        33,210
                      45,000   Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 1.80% due
                               7/01/2005 (i)                                                                         45,000
                     187,000   Texas State, TRAN, 3% due 8/31/2005                                                  188,694
                       2,200   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                               ROCS, Series II-R-284, 2.04% due 8/15/2039 (a)(i)                                      2,200
                       5,480   Texas State University, System Financing Revenue Refunding Bonds, ROCS,
                               Series II-R-1011, 2.04% due 3/15/2019 (e)(i)                                           5,480
                           4   Travis County, Texas, Housing Finance Corporation, S/F Mortgage Revenue
                               Bonds, VRDN, Series 2001-1, 2.25% due 5/01/2007 (i)                                        4
                      15,200   University of Texas, CP, 1.87% due 1/19/2005                                          15,200
                       5,000   Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                               Series 959, 2.03% due 1/01/2016 (a)(i)                                                 5,000
                       6,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                               District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 2.03% due
                               4/01/2031 (i)                                                                          6,200
                       4,790   Williamson County, Texas, GO, Refunding, PUTTERS, VRDN, Series 410, 2.03% due
                               2/15/2012 (f)(i)                                                                       4,790

Utah - 0.2%            7,400   Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                               2.02% due 7/01/2018 (a)(i)                                                             7,400
                       8,300   Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9, 2.02%
                               due 7/01/2034 (a)(i)                                                                   8,300

Vermont - 0.0%         2,650   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 2.12% due 5/01/2032 (e)(i)     2,650

Virginia - 1.4%                Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding
                               Bonds, VRDN, AMT (i):
                      49,040          MERLOTS, Series C35, 1.73% due 10/01/2014 (f)                                  49,040
                       1,700         PUTTERS, Series 404, 2.06% due 10/01/2011(b)                                     1,700
                       7,725   Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                               Series II-R-195, 2.08% due 10/01/2032 (b)(i)                                           7,725
                      72,400   Norfolk, Virginia, CP, 1.88% due 2/07/2005                                            72,400

Washington - 2.5%     20,000   ABN Amro Munitops Certificates Trust, Port Seattle, Washington Revenue Bonds,
                               VRDN, Series 1998-16, 2.04% due 10/04/2006 (f)(i)                                     20,000
                      22,900   Clark County, Washington, Public Utility District Number 001, Generating System
                               Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 2.02% due 1/01/2025 (e)(i)       22,900
                       3,000   Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding,VRDN, Series 2004-1011,
                               Class A, 2.04% due 12/01/2043 (f)(i)                                                   3,000
                       8,965   Grant County, Washington, Public Utility District Number 002, Electric Revenue
                               Refunding Bonds, ROCS, Series II-R-2039, 2.04% due 1/01/2019 (e)(i)                    8,965
                       1,830   King County, Washington, GO, ROCS, Series II-R-5036, 2.04% due 12/01/2013 (a)(i)       1,830
                       5,250   King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
                               Series II-R-4513, 2.04% due 12/01/2020 (e)(i)                                          5,250
                      14,810   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN, Series 554,
                               2.03% due 7/01/2009 (b)(i)                                                            14,810
                       2,275   Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                               Hydroelectric Revenue Refunding Bonds, Series II-R-4026, 2.04% due
                               10/01/2023 (f)(i)                                                                      2,275
                      14,070   Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel Tax,
                               GO, VRDN, Series 2001-112, Class A, 2.02% due 1/07/2021 (i)                           14,070
                       4,970   Port Seattle, Washington, Revenue Bonds, MERLOTS, AMT, Series B04, 2.11% due
                               9/01/2015 (b)(i)                                                                       4,970
                       4,975   Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, Series II-R-4006,
                               2.04% due 9/01/2022 (f)(i)                                                             4,975
                      23,500   Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                               Bonds (Generation System), VRDN, 1.96% due 1/01/2025 (f)(i)                           23,500
                       3,480   Spokane County, Washington, Spokane School District Number 081, GO, ROCS,
                               Series II-R-4000, 2.04% due 12/01/2019 (e)(i)                                          3,480
                       5,635   Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS,
                               Series II-R-2144, 2.04% due 12/01/2022 (f)(i)                                          5,635
                      14,020   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555, 2.03%
                               due 12/01/2009 (b)(i)                                                                 14,020
                      15,075   Washington State, GO, PUTTERS, VRDN, Series 333, 2.06% due 12/01/2014 (f)(i)          15,075
                               Washington State, GO, Refunding, MERLOTS, VRDN (f)(i):
                       5,245         Series A05, 2.06% due 1/01/2013                                                  5,245
                      12,895         Series A57, 2.06% due 1/01/2011                                                 12,895
                               Washington State Housing Finance Commission, M/F Housing Revenue Bonds, VRDN,
                               AMT (i):
                       6,400         (Arbors on the Park Project), 2.08% due 10/01/2024                               6,400
                       9,505         (Courtside Apartments Project), 2.06% due 1/01/2026                              9,505
                               Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds
                               (Project Number 2), VRDN (f)(i):
                      17,505     Series 2A-1, 1.96% due 7/01/2012                                                    17,505
                      11,440     Series 2A-2, 1.96% due 7/01/2012                                                    11,440

West Virginia - 0.2%  10,695   ABN Amro Munitops Certificates Trust, West Virginia State, GO, VRDN,
                               Series 2000-12, 2.04% due 6/04/2008 (f)(i)                                            10,695
                      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
                               (The Boc Group Inc. Project), VRDN, 1.99% due 8/01/2005 (i)                           11,220

Wisconsin - 1.4%      16,000   Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project),
                               VRDN, Series B, 2.28% due 9/01/2005 (i)                                               16,000
                      14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901, 2.03%
                               due 12/15/2026 (i)                                                                    14,850
                       5,000   Eagle Tax-Exempt Trust, Wisconsin State, GO, Refunding, VRDN, Series 2004-1009,
                               Class A, 2.04% due 5/01/2008 (b)(i)                                                    5,000
                       3,170   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                               2.15% due 8/01/2009 (i)                                                                3,170
                      19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                               Electric Power Company), VRDN, Series C, 2.10% due 9/01/2030 (i)                      19,000
                      57,570   Wisconsin State, GO, CP, 1.81% due 2/07/2005                                          57,570
                      14,020   Wisconsin State Transportation Revenue Bonds, ROCS, Series II-R-1021, 2.04%
                               due 7/01/2021 (b)(i)                                                                  14,020

Wyoming - 2.5%        12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN, 2.02%
                               due 11/01/2024 (a)(i)                                                                 12,960
                      16,960   Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN, 2.02%
                               due 11/01/2024 (a)(i)                                                                 16,960
                     195,000   Wyoming State Education Fund, TRAN, 3% due 6/24/2005                                 196,330

Puerto Rico - 0.3%    12,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                               Series SGA-43, 1.95% due 7/01/2022 (f)(i)                                             12,800
                      16,141   Puerto Rico Government Development Bank, CP, 1.88% due 2/14/2005                      16,141

                               Total Investments (Cost - $9,574,070*) - 104.8%                                    9,574,070
                               Liabilities in Excess of Other Assets - (4.8%)                                     (441,200)
                                                                                                                -----------
                               Net Assets - 100.0%                                                              $ 9,132,870
                                                                                                                ===========

  * The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                   $    9,574,136
                                                     ==============
    Gross unrealized appreciation                                 -
    Gross unrealized depreciation                    $         (66)
                                                     --------------
    Net unrealized depreciation                      $         (66)
                                                     ==============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) XL Capital Insured.

(i) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(j) Prerefunded.

(k) Radian Insured.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust



By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: February 24, 2005